Label	Element	Value
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 05, 2015
Document Type	dei_DocumentType	485BPOS
Document Creation Date	dei_DocumentCreationDate	Jun. 05, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jun. 05, 2015
Amendment Flag	dei_AmendmentFlag	false
Registrant Name	dei_EntityRegistrantName	MARKET VECTORS ETF TRUST
Central Index Key	dei_EntityCentralIndexKey	0001137360